Intangible Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Intangible Assets With Indefinite Useful Lives [Line Items]
impairment losses, intangible assets	¥ (28,350)
Intangible assets other than goodwill [member] | Pre Tax Discount Rate Measurement Input [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Intangible Assets With Indefinite Useful Lives [Line Items]
Discount rate used in current estimate of value in use	20.00%	20.00%
Intangible assets other than goodwill [member] | Long-term growth rate [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Intangible Assets With Indefinite Useful Lives [Line Items]
Discount rate used in current estimate of value in use	2.00%	2.00%
Trademarks and licenses [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Intangible Assets With Indefinite Useful Lives [Line Items]
impairment losses, intangible assets	¥ (28,306)
Puhui Trademark [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Intangible Assets With Indefinite Useful Lives [Line Items]
Trademark rights	¥ 801,000